ALLOWANCES FOR DOUBTFUL RECEIVABLES AND ADVANCES (Schedule of Allowances) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Allowances for accounts receivable [Member]
Movement of allowances
Beginning of the year	$ 7,638,434	$ 4,869,942	$ 1,821,755
Allowances made during the year	2,516,554	9,526,878	8,354,950
Reversals made during the year	(2,943,154)	(4,090,855)	(4,895,549)
Write off	(1,847,631)	(2,371,420)	(485,807)
Foreign exchange effect	(211,737)	(296,111)	74,593
Closing balance	5,152,466	7,638,434	4,869,942
Allowances for other receivables [Member]
Movement of allowances
Beginning of the year	9,130,804	8,904,534	8,695,727
Allowances(reversal) made during the year	(226,533)	234,898	203,101
Foreign exchange effect	(21,712)	(8,628)	5,706
Closing balance	8,882,559	9,130,804	8,904,534
Allowances for advances for purchases of property, plant and equipment [Member]
Movement of allowances
Beginning of the year	1,286,046	1,306,139	1,275,355
Allowances(reversal) made during the year	769,367	12,983	(6,640)
Foreign exchange effect	(95,084)	(33,076)	37,424
Closing balance	1,960,329	1,286,046	1,306,139
Allowances for advances to suppliers [Member]
Movement of allowances
Beginning of the year	4,459,487	4,442,627	4,424,649
Allowances(reversal) made during the year	1,286	$ 26,263	$ 2,629
Write off	(49)
Foreign exchange effect	(19,263)	$ (9,403)	$ 15,349
Closing balance	$ 4,441,461	$ 4,459,487	$ 4,442,627